BORROWINGS AND LINES OF CREDIT - Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2024	Nov. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Nov. 30, 2023
Debt Instrument [Line Items]
Discounts and debt issuance costs	$ (88)			$ (111)
Total debt	12,278			14,293
Less: current portion of long-term debt	1,252			51
Long-term debt, net of current portion	11,026			14,242
Unsecured Debt
Debt Instrument [Line Items]
Long-term debt, gross	11,728			13,951
Unsecured Debt | Japanese Term Loan Facility
Debt Instrument [Line Items]
Long-term debt, gross	342			379
Other Debt
Debt Instrument [Line Items]
Long-term debt, gross	$ 296			74
2.242% Notes due 2025 | Unsecured Debt
Debt Instrument [Line Items]
Interest rate	2.242%
Long-term debt, gross	$ 1,200			1,200
4.375% Notes due 2025 | Unsecured Debt
Debt Instrument [Line Items]
Interest rate	4.375%
Long-term debt, gross	$ 0			830
5.800% Notes due 2025 | Unsecured Debt
Debt Instrument [Line Items]
Interest rate	5.80%		5.80%		5.80%
Long-term debt, gross	$ 0			1,000
2.493% Notes due 2027 | Unsecured Debt
Debt Instrument [Line Items]
Interest rate	2.493%
Long-term debt, gross	$ 900			900
4.125% Notes due 2028 | Unsecured Debt
Debt Instrument [Line Items]
Interest rate	4.125%				4.125%
Long-term debt, gross	$ 783			830
2.722% Notes due 2030 | Unsecured Debt
Debt Instrument [Line Items]
Interest rate	2.722%
Long-term debt, gross	$ 2,000			2,000
2.700% Notes due 2031 | Unsecured Debt
Debt Instrument [Line Items]
Interest rate	2.70%
Long-term debt, gross	$ 750			750
4.500% Notes due 2032 | Unsecured Debt
Debt Instrument [Line Items]
Interest rate	4.50%				4.50%
Long-term debt, gross	$ 887			941
5.900% Notes due 2034 | Unsecured Debt
Debt Instrument [Line Items]
Interest rate	5.90%
Long-term debt, gross	$ 875			1,000
3.625% Notes due 2037 | Unsecured Debt
Debt Instrument [Line Items]
Interest rate	3.625%	3.625%
Long-term debt, gross	$ 783			0
3.377% Notes due 2040 | Unsecured Debt
Debt Instrument [Line Items]
Interest rate	3.377%
Long-term debt, gross	$ 1,500			1,500
3.577% Notes due 2050 | Unsecured Debt
Debt Instrument [Line Items]
Interest rate	3.577%
Long-term debt, gross	$ 1,400			2,000
6.200% Notes due 2054 | Unsecured Debt
Debt Instrument [Line Items]
Interest rate	6.20%
Long-term debt, gross	$ 650			$ 1,000